Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Card Member receivables, gross	$ 44,851	$ 44,163
Card Member loans	70,385	67,238
Other assets	11,342	11,228
Short-term borrowings	3,480	5,021
Long-term debt	57,955	55,330
Cash and cash equivalents
Securities purchased under resale agreements	204	143
Accounts receivable
Card Member receivables, reserves	465	386
Other receivables, reserves	61	71
Loans
Card Member loans, reserves	1,201	1,261
Other loans, reserves	12	13
Premises and equipment, accumulated depreciation	6,270	5,978
Restricted cash	384.0	486.0
Accumulated other comprehensive income (loss)
Net unrealized securities gains, tax	52	33
Foreign currency translation adjustments, tax	(317)	(526)
Net unrealized pension and other postretirement benefit losses, tax	(223)	(177)
Common shares, par value	$ 0.2	$ 0.2
Common shares, authorized	3,600,000,000	3,600,000,000
Common shares, issued	1,023,000,000	1,064,000,000
Common shares, outstanding	1,023,000,000	1,064,000,000
Preferred shares, authorized	20,000,000	0
Preferred shares, issued	750	0
Preferred shares, outstanding	750	0
Preferred shares, par value	1.66	0
Variable Interest Enterprise [Member]
Card Member receivables, gross	7,025	7,329
Card Member loans	30,115	31,245
Short-term borrowings	0	2,000
Long-term debt	19,516	18,690
Loans
Restricted cash	$ 64.0	$ 58.0